Related party disclosures	12 Months Ended
Dec. 31, 2023
Related party disclosures
Related party disclosures

19. Related party disclosures

Parent and ultimate controlling party

As disclosed in Note 1, during fiscal 2023, dievini Hopp BioTech holding GmbH & Co. KG (dievini), which is an investment company dedicated to the support of companies in health and life sciences, was the largest shareholder of CureVac. Together with its related parties, dievini has held shares and voting rights in CureVac between approximately 37-43 % during that period. dievini is thus the de facto parent of the Group. Dietmar Hopp, Daniel Hopp and Oliver Hopp are the ultimate controlling persons (of the main shareholders) of dievini, and, therefore, control the voting and investment decisions of dievini.

Transfer of shares from the former major shareholders

As discussed in Note 10, due to certain virtual share exercises under the Prior VSOP during the year 2023: 0 (2022:777,260) common shares were transferred to the Company by the former major shareholders, with no consideration paid in exchange, and all of these shares were subsequently transferred to fulfill obligations from option exercises.

Dietmar Hopp

During 2019, Dietmar Hopp, principal of dievini Hopp BioTech holding GmbH & Co. KG (dievini), the majority shareholder of the Group, granted two convertible loans to the Group which were terminated in July 2020 and fully repaid in August 2020. Additionally, in 2020, DH-LT Investments GmbH, a company beneficially owned by Dietmar Hopp, managing director of dievini, the Groups largest shareholder, purchased EUR 100,000k of the Group’s common shares at the price of USD 16 per share. In 2023 a total of EUR 1k (2022: EUR 58k) was paid to dievini Hopp BioTech Holding GmbH & Co. KG as a reimbursement of travel cost.

Immatics Biotechnologies GmbH

In August 2023, a purchase agreement between CureVac Manufacturing GmbH and Immatics Biotechnologies GmbH was entered into. CureVac purchased technical equipment of containers which CureVac will use as a facility in the future. dievini held 16.7% of the shares in Immatics N.V. (Immatics) as of December 31st, 2023 per the Form 20-F of Immatics filed in March 2024. CureVac paid EUR 178k under this agreement.

Key management personnel compensation

Referring to key management personnel compensation we refer to Note 18.

Key management personnel transactions

Franz-Werner Haas

In Q1 2023, a consulting agreement between CureVac SE and Franz-Werner Haas was executed. In 2023 CureVac paid EUR 65k under this agreement. The payment was partially compensated by Franz-Werner Haas taking over his former company car for EUR 40k.

Alexander Zehnder

In Q1 2023, a first addendum to the future service agreement was entered into to ensure a smooth transition from CEO Franz-Werner Haas to the new CEO Alexander Zehnder. Total compensation amounted to EUR 51k during the month of March.

Antony Blanc

In 2020, a consulting agreement between CureVac AG and Clarentis SRL was made. Clarentis SRL is a wholly owned consulting company of Antony Blanc, PhD, the CBO of CureVac. After the transition of Antony Blanc to the Management Board in February 2021, the contract was no longer active, and no new orders were placed. In Q3 2021, a milestone payment, which related to the submission of the EMA dossier for CVnCoV and which amounted to EUR 100k was made to fulfil a contractual obligation from the consulting agreement in place before Antony Blanc joined the Management Board. In addition to his Management Board position at CureVac, Antony also took over the role as Management Director at CureVac Belgium SA. He executed this function by using Clarentis SRL. As it relates to these services in 2023, CureVac paid EUR 85k in 2023 (2022: EUR 69k, 2021: EUR 0k). The amounts invoiced for this function/services are offset/deducted from his base compensation for his function on the Board of Management of CureVac. As Antony Blanc has left the company as of November 30, 2023, CureVac and Antony Blanc signed a settlement agreement as of September 26, 2023. Under this agreement CureVac incurred cost of EUR 107k for Clarentis SRL entity in 2023.

Dr. Ingmar Hörr

Due to the exercise of the Prior VSOP award in December 2022, CureVac had a receivable position of EUR 573k as per year-end for the income tax and social security liability. CureVac has received the money in February 2023.

Florian von der Mülbe

Due to the exercise of the Prior VSOP award in December 2022, CureVac had a receivable position of EUR 559k as per year-end for the income tax and social security liability. CureVac has received the money in February 2023.

Consulting agreements between CureVac Printer GmbH and Florian von der Mülbe related to the years 2022 to 2024 have been executed. In 2023 CureVac paid EUR 146k under such agreement related to 2022.

Mariola Fotin-Mleczek

In 2022, a consulting agreement between CureVac and Mariola Fotin-Mleczek was made. In 2023 a total amount of EUR 2k (2022: EUR 20k) was paid.

Due to the exercise of the Prior VSOP award in December 2022, CureVac had a receivable position of EUR 131k as per year-end for the income tax and social security liability. CureVac has received the money in February 2023.

Barker BioMedical GmbH

In Q1 2023, a consulting agreement between CureVac SE and Barker BioMedical GmbH was executed. Barker BioMedical GmBH is a wholly owned consulting company of Debra Barker, Supervisory Board member of CureVac. In 2023 CureVac paid EUR 14k under this agreement.

Craig Tooman

In Q1 2023, a consulting agreement between CureVac SE and Craig Tooman was executed. In 2023, CureVac paid EUR 5k under this agreement.

Ralf Clemens

In Q3 2023, a consulting agreement between CureVac and GRID EUROPE was executed. GRID EUROPE is a wholly owned consulting company of Ralf Clemens, who was a member of the supervisory board up to September 30, 2023. CureVac incurred EUR 23k under this agreement in 2023.

Indemnification Agreements

The Company’s articles of association require it to indemnify its current and former managing directors and supervisory directors in relation to acts or omissions in the performance of their duties to the fullest extent permitted by law, subject to certain exceptions. We entered into indemnification agreements with all our managing directors and supervisory directors.

Other related party transactions

Rittershaus Rechtsanwaelte

Since December 15, 2005, a consultant agreement is in place for an indefinite term with Rittershaus. The agreement can be terminated without notice by CureVac and with notice of three months to the end of the quarter by Rittershaus. In fiscal 2023, consulting fees of EUR 212k (2022: EUR 518k, 2021: EUR 757k) were paid to the Rittershaus. Additionally, EUR 16k were owed for services rendered in 2023 and paid in 2024. Prof. Dr. Christof Hettich is managing director of Rittershaus and was managing director at dievini until June 2022 as well.

BePharBel Manufacturing S.A.

In December 2020, CureVac Manufacturing GmbH (formerly CureVac Real Estate GmbH) and BePharBel Manufacturing S.A., entered into a commercial supply agreement to develop and manufacture the diluent that was expected to be used to dilute the Group’s first concentrated COVID-19 vaccine candidate, CVnCoV, to the amount specified by each dose level. Pursuant to the terms of the agreement, it was intended that BePharBel Manufacturing would manufacture and deliver to CureVac Manufacturing GmbH a low seven figure amount of commercial batches of diluent per year, in 2021 and 2022. Following the withdrawal of the CVnCoV in October 2021 due to COVID-19 virus drift, WHO COVID vaccine efficiency recommendation and market expectations, CureVac Manufacturing GmbH terminated the commercial and supply agreement with BePharBel and entered into negotiations on a structured and rapid wind-down of the ordered production. The Parties agreed on a settlement in May 2022 of all claims resulting from the commercial and supply agreement for an amount of EUR 3,900k, which had been recognized in provisions, based on estimate, as of December 31, 2021. In total an amount of EUR 4,016k was paid. Baron Jean Stéphenne, our Supervisory Board member, holds directly and indirectly 15.61% of BePharBel Manufacturing’s equity and is a director of BePharBel Manufacturing, and Baron Jean Stéphenne’s son, Vincent Stéphenne, holds 1.43% of BePharBel Manufacturing’s equity and is a managing director of BePharBel Manufacturing.